NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS (Details) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 06, 2008
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION [Abstract]
Percentage of minority interest sold (in hundredths)	25.00%
Proceeds from sale of shares in subsidiary	$ 100,000	$ 0	$ 128,882,000	$ 100,000
Gain on sale of shares in subsidiary	$ 200,000
Percentage of investment distributed as special dividend-in-kind (in hundredths)					17.53%
Percentage of subsidiary owned (in hundredths)		82.47%	82.47%